Global Real Estate Investments Fund
c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, Wisconsin  53202

May 18, 2011

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, DC  20549

Re:          Global Real Estate Investments Fund (the “Fund”)
File Nos.: 333-172408 and 811-22322

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, the Fund hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated May 13, 2011, and filed electronically as Pre-Effective Amendment No. 4 to the Trust’s Registration Statement on Form N-1A on May 13, 2011 (Accession No. 0001144204-11-029022), which incorporates Parts A and B of the Fund’s registration statement by reference to Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A filed on May 12, 2011 (Accession No. 0001144204-11-028659).

If you have any questions or require further information, do not hesitate to contact the undersigned at (414) 765-5384.

Sincerely,

/s/ Rachel A. Spearo

Rachel A. Spearo, Esq.
U.S. Bancorp Fund Services, LLC